FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Fair value is the price that would be received for an asset or paid to transfer a liability, or the exit price, in an orderly transaction between market participants on the measurement date. Fair value measurements are categorized in three levels based on the types of significant inputs used, as follows:
•Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities
•Level 2 – observable inputs available at the measurement date other than quote prices included in Level 1
•Level 3 – unobservable inputs that cannot be corroborated by observable market data
The methodologies used to measure the fair value of each major category of investments are as follows:
•Money market funds are valued based on the short-term cash component as of the measurement date and are classified within Level 1.
•Mutual funds are valued at the total market value of the underlying assets based upon the publicly quoted price of each fund multiplied by the respective number of shares held as of the measurement date and are classified within Level 1.
•Brinker common stock fund is valued at the combined market value of the underlying stock based upon the closing price of the stock on its primary exchange times the number of shares held and the short-term cash component as of the measurement date and is classified within Level 1.
These methodologies were consistently applied as of December 31, 2025 and 2024.
The following tables present the fair value of financial instruments as of December 31, 2025 and 2024 by type of asset. The Plan has no investments that are classified as Level 2 or Level 3 as of December 31, 2025 and 2024.

	As of December 31, 2025
	Fair value of assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Money market	$16,181,617	$16,181,617	$—	$—
Mutual funds	486,376,641	486,376,641	—	—
Brinker common stock fund	43,929,678	43,929,678	—	—
Total investments at fair value	$546,487,936	$546,487,936	$—	$—

	As of December 31, 2024
	Fair value of assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Money market	$15,264,277	$15,264,277	$—	$—
Mutual funds	418,319,722	418,319,722	—	—
Brinker common stock fund	45,073,681	45,073,681	—	—
Total investments at fair value	$478,657,680	$478,657,680	$—	$—